Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Digital Asset Tokens
Digital Asset Tokens	[1]	$ 5,844	$ 2,819	$ 4,291
AI Tokens
AI Tokens		22,204
Revenues
Total revenues		28,048	2,819	4,291
Expenses
Marketing and promotion expenses		863	1,006	927
Commission and handling expenses		501	474	15
Professional fee		3,214	4,669	774
Information technology expenses		2,551	749	383
Office expenses		1,525	888	342
AI cloud service costs		21,293
Employee benefits expenses		8,964	2,290	5,043
General and administrative expenses		1,688	1,377	383
Allowance for (reversal of) credit losses		453	(502)	854
Total expenses		41,052	10,951	8,721
Other (expenses) income
Interest income		7	46	29
Other (expenses)/income		(321)	16	3
Interest expenses			(5)
Share of results of an associate		30	(54)	(3)
Loss on disposal of an associate			(100)
Impairment loss of long-term investments, net			(290)
Total other (expenses) income, net		(284)	(387)	29
Loss before income tax expense		(13,288)	(8,519)	(4,401)
Income tax expense			19	155
Net loss		(13,288)	(8,538)	(4,556)
Net loss attributable to
Owners of the Company		(13,174)	(8,538)	(4,556)
Non-controlling interests		(114)
Net loss		(13,288)	(8,538)	(4,556)
Other comprehensive (loss) income
Foreign currency translation adjustment		(11)	33	16
Total comprehensive loss		(13,299)	(8,505)	(4,540)
Attributable to
Owners of the Company		(13,185)	(8,505)	(4,540)
Non-controlling interests		(114)
Total comprehensive loss		$ (13,299)	$ (8,505)	$ (4,540)
Basic net loss per share (in Dollars per share)		$ (0.11)	$ (0.53)	$ (0.33)
Diluted net loss per share (in Dollars per share)		$ (0.11)	$ (0.53)	$ (0.33)
Weighted average number of shares outstanding - basic (in Shares)	[2]	124,898,113	16,127,380	13,724,658
Weighted average number of shares outstanding - diluted (in Shares)	[2]	124,898,113	16,127,380	13,724,658
Interest income
Digital Asset Tokens
Digital Asset Tokens	[1]		$ 30	$ 128
Tokenization service fee
Digital Asset Tokens
Digital Asset Tokens	[1]	2,722
Transaction service fee
Digital Asset Tokens
Digital Asset Tokens	[1]	852	110	312
Asset management service fee – related parties
Digital Asset Tokens
Digital Asset Tokens	[1]	593	655	871
Consultancy service fee [Member]
Digital Asset Tokens
Digital Asset Tokens	[1]	1,677	2,024	2,980
AI infrastructure service fee
AI Tokens
AI Tokens		$ 22,204

[1]	Retroactively restated for effect of reclassifying the revenue presentation (see Note 17)
[2]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 16)